Note 12 - Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]
NOTE
12
.
Subordinated Debentures (Trust Preferred Securities)

The following table presents the information regarding the Company's subordinated debentures at
December 31, 2019:

			3-Month		Total
			Libor	Added	Interest		5-Year
Description	Date	Amount	Rate	Points	Rate	Maturity	Call Option
(dollars in thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	1.89963%	2.68%	4.57963%	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	1.94463%	1.50%	3.44463%	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	1.96050%	1.65%	3.61050%	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	1.93550%	1.40%	3.33550%	9/14/2037	9/14/2012

The Trust Preferred Securities are recorded as subordinated debentures on the consolidated balance sheets, and subject to certain limitations, qualify as Tier
1
Capital for regulatory capital purposes. The proceeds from these offerings were used to fund certain acquisitions, pay off holding company debt and inject capital into the Bank subsidiary. The Trust Preferred Securities pay interest quarterly.